Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 10)	$ 117,776	$ 74,004
Short-term investments, cost	36,826	73,796
Short-term investments, accumulated unrealized holding gains	$ 80,950	$ 208